Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Aeneas Group Limited [Member]
Current
Amounts due to related parties, Current	$ 79,180	$ 79,180	$ 79,180
Ian Huen [Member]
Current
Amounts due to related parties, Current	$ 520	464
Jurchen Investment Corporation [Member]
Current
Amounts due to related parties, Current		$ 79,644	$ 79,180